SCHEDULE OF LEASE FUTURE MINIMUM PAYMENTS (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Leases
Year ending September 30, 2025	$ 67,550
Year ending September 30, 2026	74,305
Total undiscounted lease obligations	141,855
Less: imputed interest	(9,370)
Total	$ 132,485	$ 154,254